BUSINESS ACQUISITION - Capital injections (Details) - 2017 Acquisition	12 Months Ended
Dec. 31, 2017
Business Acquisition [Line Items]
Percentage of cash contributed by the entity	30.00%
Percentage of cash contributed by non-controlling shareholders	70.00%
Chongqing Zhoushuo
Business Acquisition [Line Items]
Ownership interest of parent	70.00%
Ownership interest of non-controlling shareholders	30.00%